Quarterly Financial Data - Schedule of Condensed Income Statement (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 277,198	$ 277,193	$ 278,204	$ 280,683	$ 282,395	$ 283,770	$ 287,770	$ 291,356	$ 1,113,278	$ 1,145,291	$ 1,176,867
Gross profit	151,098	156,438	138,617	156,829	155,255	154,825	157,024	157,450	602,982	624,554	572,937
Income from operations	58,448	38,729	16,655	35,154	35,151	42,618	37,775	31,402	148,986	146,946	39,831
Net (loss) income attributable to Endurance International Group Holdings, Inc.	$ 9,553	$ 7,816	$ (26,228)	$ (3,488)	$ 12,770	$ (6,335)	$ 627	$ (2,528)	$ (12,347)	$ 4,534	$ (107,308)
Net (loss) income per share attributable to Endurance International Group Holdings, Inc. - basic earnings per share (in usd per share)	$ 0.07	$ 0.05	$ (0.18)	$ (0.02)	$ 0.09	$ (0.04)	$ 0.00	$ (0.02)	$ (0.09)	$ 0.03	$ (0.78)
Net (loss) income per share attributable to Endurance International Group Holdings, Inc. - diluted earnings per share (in usd per share)	$ 0.07	$ 0.05	$ (0.18)	$ (0.02)	$ 0.09	$ (0.04)	$ 0.00	$ (0.02)	$ (0.09)	$ 0.03	$ (0.78)